Summary of Significant Accounting Policies (Details) - Schedule of geographic location of long lived assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of geographic location of long lived assets [Line Items]
Total	$ 16,083	$ 8,238
Italy
Summary of Significant Accounting Policies (Details) - Schedule of geographic location of long lived assets [Line Items]
Total	9,113	2,292
United States
Summary of Significant Accounting Policies (Details) - Schedule of geographic location of long lived assets [Line Items]
Total	$ 6,970	$ 5,946